Details of Significant Accounts - Interest income, schedule of interest income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Details of Significant Accounts
Interest income from bank deposits	$ 2,951	$ 2,100
Interest income from financial assets at amortized cost	990	2,509
Others	11	0
Interest income	$ 3,952	$ 4,609